Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 217,723	¥ 22,421,100	¥ 12,258,872
Accounts receivable, net of allowance for doubtful accounts of ¥93,934 thousand and ¥53,871 thousand ($523 thousand) at March 31, 2013 and 2014, respectively (Notes 5, 6 and 22)	186,582	19,214,248	18,764,703
Inventories (Note 3)	16,219	1,670,258	1,301,684
Prepaid expenses	30,377	3,128,290	2,492,164
Deferred tax assets―current (Note 12)	13,527	1,392,971	1,046,828
Guarantee deposits―current (Note 9)	14,199	1,462,223	1,200
Other current assets, net of allowance for doubtful accounts of ¥10,732 thousand and ¥720 thousand ($7 thousand) at March 31, 2013 and 2014, respectively (Notes 5 and 9)	23,416	2,411,376	1,575,518
Total current assets	502,043	51,700,466	37,440,969
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	20,253	2,085,689	1,681,723
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	61,719	6,355,817	3,771,262
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	261,910	26,971,485	23,025,755
GOODWILL (Note 8)	57,972	5,969,951	5,969,951
OTHER INTANGIBLE ASSETS—Net (Note 8)	42,134	4,338,944	4,791,431
GUARANTEE DEPOSITS (Note 9)	12,280	1,264,535	2,051,449
DEFERRED TAX ASSETS―Noncurrent (Note 12)	6,184	636,807	163,773
NET INVESTMENT IN SALES-TYPE LEASES―Noncurrent (Note 9)	7,310	752,774	898,040
PREPAID EXPENSES―Noncurrent	25,569	2,633,154	2,201,108
OTHER ASSETS, net of allowance for doubtful accounts and loans of ¥71,727 thousand and ¥62,800 thousand ($610 thousand) at March 31, 2013 and 2014, respectively (Notes 5, 6 and 18)	11,235	1,156,953	115,805
TOTAL	1,008,609	103,866,575	82,111,266
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	91,280	9,400,000	9,400,000
Long-term borrowings —current portion (Note 11)	9,517	980,000	1,010,000
Capital lease obligations—current portion (Note 9)	36,444	3,753,026	3,505,471
Accounts payable —trade (Notes 6 and 22)	111,591	11,491,666	10,973,120
Accounts payable —other	10,201	1,050,429	949,264
Income taxes payable (Note 12)	10,482	1,079,480	1,669,849
Accrued expenses	19,941	2,053,550	2,266,427
Deferred income―current	15,154	1,560,603	1,806,074
Other current liabilities (Notes 10 and 12)	10,664	1,098,173	803,902
Total current liabilities	315,274	32,466,927	32,384,107
LONG-TERM BORROWINGS (Note 11)			980,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	44,701	4,603,322	5,370,365
ACCRUED RETIREMENT AND PENSION COSTS― Noncurrent (Note 13)	22,087	2,274,540	2,112,085
DEFERRED TAX LIABILITIES―Noncurrent (Note 12)	10,613	1,092,863	412,132
DEFERRED INCOME―Noncurrent	26,329	2,711,347	2,562,208
OTHER NONCURRENT LIABILITIES	5,214	536,950	656,191
Total liabilities	424,218	43,685,949	44,477,088
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 41,295,600 and 46,697,800 shares at March 31, 2013 and 2014, respectively	247,592	25,497,022	16,833,847
Additional paid-in capital	349,214	35,961,995	27,300,325
Accumulated deficit	(27,846)	(2,867,548)	(6,399,088)
Accumulated other comprehensive income	16,632	1,712,786	263,770
Treasury stock—758,800 and 758,709 shares held by the company at March 31, 2013 and 2014, respectively	(3,807)	(392,070)	(392,079)
Total Internet Initiative Japan Inc. shareholders' equity	581,785	59,912,185	37,606,775
NONCONTROLLING INTERESTS	2,606	268,441	27,403
Total equity	584,391	60,180,626	37,634,178
TOTAL	$ 1,008,609	¥ 103,866,575	¥ 82,111,266